ADVISORSHARES ALPHA DNA EQUITY SENTIMENT ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 97.2%

Aerospace/Defense – 0.9%
Triumph Group, Inc.*	24,345	$615,442

Apparel – 0.9%
Oxford Industries, Inc.	6,913	625,627

Banks – 9.3%
City Holding Co.	7,987	628,577
Enterprise Financial Services Corp.	13,092	619,383
First Bancorp/Southern Pines NC	14,860	620,702
KeyCorp	27,089	606,252
Live Oak Bancshares, Inc.	12,059	613,683
PacWest Bancorp	14,073	606,968
Signature Bank	2,097	615,449
Towne Bank/Portsmouth VA	20,887	625,357
Wells Fargo & Co.	12,214	591,890
Zions Bancorp NA	9,081	595,350
Total Banks		6,123,611

Biotechnology – 0.9%
Xencor, Inc.*	22,855	609,771

Building Materials – 1.8%
Builders FirstSource, Inc.*	9,179	592,413
Owens Corning	6,641	607,651
Total Building Materials		1,200,064

Chemicals – 1.9%
Dow, Inc.	9,832	626,495
Huntsman Corp.	16,667	625,179
Total Chemicals		1,251,674

Commercial Services – 1.9%
Cross Country Healthcare, Inc.*	29,106	630,727
WEX, Inc.*	3,613	644,740
Total Commercial Services		1,275,467

Computers – 2.9%
Apple, Inc.	3,591	627,025
Crowdstrike Holdings, Inc., Class A*	2,831	642,863
Endava PLC (United Kingdom)*(a)	4,760	633,223
Total Computers		1,903,111

Distribution/Wholesale – 3.9%
Fastenal Co.	10,857	644,906
G-III Apparel Group Ltd.*	23,086	624,476
WESCO International, Inc.*	4,832	628,837
WW Grainger, Inc.	1,228	633,390
Total Distribution/Wholesale		2,531,609

Diversified Financial Services – 3.9%
Ally Financial, Inc.	14,469	629,112
Cboe Global Markets, Inc.	5,575	637,892
Enova International, Inc.*	16,581	629,581
Upstart Holdings, Inc.*(b)	5,883	641,776
Total Diversified Financial Services		2,538,361

Entertainment – 1.9%
Everi Holdings, Inc.*	29,372	616,812
Vail Resorts, Inc.	2,445	636,360
Total Entertainment		1,253,172

Food – 1.0%
Albertsons Cos., Inc., Class A	18,893	628,192

Healthcare - Products – 1.0%
Hologic, Inc.*	8,299	637,529

Home Builders – 3.8%
LCI Industries	6,128	636,148
Skyline Champion Corp.*	11,031	605,381
Thor Industries, Inc.(b)	7,778	612,128
Winnebago Industries, Inc.(b)	12,030	649,981
Total Home Builders		2,503,638

Internet – 2.9%
Alphabet, Inc., Class C*	222	620,044
Perion Network Ltd. (Israel)*	28,172	633,588
Revolve Group, Inc.*	11,542	619,690
Total Internet		1,873,322

Investment Companies – 1.0%
Ares Capital Corp.(b)	30,236	633,444

Mining – 1.0%
Livent Corp.*	25,191	656,729

Oil & Gas – 9.4%
Centennial Resource Development, Inc., Class A*	75,984	613,191
Chevron Corp.	3,781	615,660
EOG Resources, Inc.	5,181	617,731
Exxon Mobil Corp.	7,576	625,702
Magnolia Oil & Gas Corp., Class A	25,493	602,909
Marathon Oil Corp.	24,827	623,406
Occidental Petroleum Corp.	11,062	627,658
Patterson-UTI Energy, Inc.	41,858	647,962
SM Energy Co.	15,186	591,495
Viper Energy Partners LP	20,616	609,615
Total Oil & Gas		6,175,329

Oil & Gas Services – 0.9%
RPC, Inc.*	58,539	624,611

Pharmaceuticals – 0.9%
CVS Health Corp.	5,853	592,382

Real Estate – 1.0%
Newmark Group, Inc., Class A	40,067	637,867

Retail – 9.5%
AutoZone, Inc.*	312	637,909
Costco Wholesale Corp.	1,123	646,679
Dick’s Sporting Goods, Inc.(b)	5,931	593,219
GMS, Inc.*	12,701	632,129
Lowe’s Cos., Inc.	2,976	601,717
Olaplex Holdings, Inc.*	39,775	621,683
O’Reilly Automotive, Inc.*	915	626,738
Tractor Supply Co.	2,732	637,567
Ulta Beauty, Inc.*	1,603	638,347
Williams-Sonoma, Inc.	4,295	622,775
Total Retail		6,258,763

Semiconductors – 21.5%
Advanced Micro Devices, Inc.*	5,275	576,769
Alpha & Omega Semiconductor Ltd.*	9,858	538,740
Analog Devices, Inc.	3,803	628,180
Axcelis Technologies, Inc.*	8,181	617,911
Broadcom, Inc.	1,004	632,199
Diodes, Inc.*	6,905	600,666
Impinj, Inc.*	10,113	642,580
Lattice Semiconductor Corp.*	10,072	613,888
Marvell Technology, Inc.	8,569	614,483
MaxLinear, Inc.*	10,294	600,655
Microchip Technology, Inc.	8,245	619,529
Monolithic Power Systems, Inc.	1,285	624,099
NVIDIA Corp.	2,255	615,299
NXP Semiconductors NV (China)	3,380	625,570

ADVISORSHARES ALPHA DNA EQUITY SENTIMENT ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

Semiconductors (continued)
ON Semiconductor Corp.*	9,727	$609,007
Onto Innovation, Inc.*	7,203	625,869
Power Integrations, Inc.	6,580	609,834
QUALCOMM, Inc.	4,034	616,476
Semtech Corp.*	8,990	623,367
SMART Global Holdings, Inc.*(b)	24,368	629,425
Synaptics, Inc.*	2,867	571,967
Texas Instruments, Inc.	3,416	626,768
Wolfspeed, Inc.*(b)	5,454	620,992
Total Semiconductors		14,084,273

Software – 4.6%
Cloudflare, Inc., Class A*	5,003	598,859
Elastic NV*	7,047	626,831
Freshworks, Inc., Class A*	30,793	551,810
Gitlab, Inc., Class A*	11,937	649,970
RingCentral, Inc., Class A*	5,293	620,392
Total Software		3,047,862

Telecommunications – 1.0%
Arista Networks, Inc.*	4,557	633,332

Transportation – 7.5%
Atlas Air Worldwide Holdings, Inc.*	7,099	613,141
Eagle Bulk Shipping, Inc.	9,567	651,608
Genco Shipping & Trading Ltd.	26,522	626,450
Hub Group, Inc., Class A*	7,821	603,859
Knight-Swift Transportation Holdings, Inc.	11,868	598,859
Landstar System, Inc.	4,086	616,291
Saia, Inc.*	2,381	580,536
Schneider National, Inc., Class B	24,037	612,944
Total Transportation		4,903,688

Total Common Stocks
(Cost $65,471,864)		63,818,870

MONEY MARKET FUND – 0.6%
Fidelity Investments Money Market Government
Portfolio – Class I, 0.01%(c)
(Cost $371,255)	371,255	371,255

	Notional Amount	Contracts
PURCHASED PUT OPTIONS – 2.2%
iShares Russell 2000 ETF, expiring 06/17/22, Strike Price $180.00	$3,600,000	200	57,800
iShares Russell 2000 ETF, expiring 06/17/22, Strike Price $192.00	41,107,200	2,141	1,091,910
SPDR S&P 500 ETF Trust, expiring 07/15/22, Strike Price $415.00	13,653,500	329	296,100

Total Purchased Put Options
(Cost $1,725,541)			1,445,810

Investments	Principal	Value
REPURCHASE AGREEMENTS – 1.2%(d)
BofA Securities, Inc., dated 03/31/22, due 04/01/22, 0.30%, total to be received $249,002, (collateralized by various U.S. Government Agency Obligations, 2.00%-4.00%, 02/01/36-03/01/52, totaling $253,980)	$249,000	$249,000
Daiwa Capital Markets America, dated 03/31/22, due 04/01/22, 0.30%, total to be received $249,002, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 04/05/22-04/01/52, totaling $253,980)	249,000	249,000
Nomura Securities International, Inc., dated 03/31/22, due 04/01/22, 0.27%, total to be received $82,370, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.00%, 06/01/27-08/01/58, totaling $84,016)	82,369	82,369
RBC Dominion Securities, Inc., dated 03/31/22, due 04/01/22, 0.30%, total to be received $249,002, (collateralized by various U.S. Government Agency Obligations, 0.00%-5.50%, 04/26/22-03/20/52, totaling $253,980)	249,000	249,000

Total Repurchase Agreements (Cost $829,369)		829,369

Total Investments – 101.2% (Cost $68,398,029)		66,465,304
Liabilities in Excess of Other Assets – (1.2%)		(841,945)
Net Assets – 100.0%		$65,623,359

ETF - Exchange Traded Fund

LP - Limited Partnership

PLC - Public Limited Company

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,269,150; the aggregate market value of the collateral held by the fund is $2,397,881. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,568,512.
(c)	Rate shown reflects the 7-day yield as of March 31, 2022.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES ALPHA DNA EQUITY SENTIMENT ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$63,818,870	$–	$–	$63,818,870
Purchased Put Options	1,445,810	–	–	1,445,810
Money Market Fund	371,255	–	–	371,255
Repurchase Agreements	–	829,369	–	829,369
Total	$65,635,935	$829,369	$–	$66,465,304

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	0.9%
Apparel	0.9
Banks	9.3
Biotechnology	0.9
Building Materials	1.8
Chemicals	1.9
Commercial Services	1.9
Computers	2.9
Distribution/Wholesale	3.9
Diversified Financial Services	3.9
Entertainment	1.9
Food	1.0
Healthcare - Products	1.0
Home Builders	3.8
Internet	2.9
Investment Companies	1.0
Mining	1.0
Oil & Gas	9.4
Oil & Gas Services	0.9
Pharmaceuticals	0.9
Purchased Put Option	2.2
Real Estate	1.0
Retail	9.5
Semiconductors	21.5
Software	4.6
Telecommunications	1.0
Transportation	7.5
Money Market Fund	0.6
Repurchase Agreements	1.2
Total Investments	101.2
Liabilities in Excess of Other Assets	(1.2)
Net Assets	100.0%